Initial Public Offering and Private Placement (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Initial Public Offering and Private Placement (Details) [Line Items]
Proposed public offering | shares	16,928,889
Sale of stock price per unit | $ / shares	$ 10.00
Class A Common Stock [Member]
Initial Public Offering and Private Placement (Details) [Line Items]
Public warrant, description	Each Unit consists of one share of Class A Common Stock (such shares of Class A Common Stock included in the Units being offered, the “Public Shares”), and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment (see Note 6).